Note 4 - Vessels, Net - Summary of Vessels (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net Book Value	$ 99,305,990
- Depreciation for the year	(7,656,638)	$ (6,556,256)	$ (6,458,251)
Net Book Value	128,492,819	99,305,990
Vessels [Member]
Costs	138,802,385	138,401,404
Accumulated Depreciation	(39,496,395)	(32,940,139)
Net Book Value	99,305,990	105,461,265
- Depreciation for the year	(7,656,638)	(6,556,256)
- Capitalized expenses	41,920	400,981
Costs	175,645,852	138,802,385	138,401,404
Accumulated Depreciation	(47,153,033)	(39,496,395)	(32,940,139)
Net Book Value	128,492,819	$ 99,305,990	$ 105,461,265
M/V Blessed Luck [Member]
- Delivery of M/V “Blessed Luck”	12,127,945
M/V Good Heart [Member]
- Delivery of M/V “Blessed Luck”	$ 24,673,602